Subsequent Event	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
31.
Subsequent Event

On December 18, 2023, the Board of Directors of the Controlling Company adopted a resolution to approve the Controlling Company’s proposed paid-in capital increase (the “Capital Increase”). On March 15, 2024, the Controlling Company issued 142,184,300 new shares of common stock, with a the total issuance amount of ~~W~~1,292,455 million at the price of ~~W~~9,090 per share.The new shares were listed in Korea Exchange on March 26, 2024 and the gross proceeds from the Capital Increase will be used for facility investment, working capital and debt repayment.